Terra Firma US Concentrated Realty Equity Fund

Schedule of Investments

		March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 6.97%
Land Subdivision - 3.15%
Tricon Residential, Inc. (a)	99,500	$771,125
Traveler Accommodation - 3.82%
Hilton Worldwide Holdings, Inc.	6,657	937,771
TOTAL COMMON STOCKS (Cost $1,857,029)		1,708,896

REAL ESTATE INVESTMENT TRUSTS - 91.86%
Lessors of Real Estate - 78.96%
American Homes 4 Rent	15,811	497,256
American Tower Corp.	5,271	1,077,076
AvalonBay Communities, Inc.	8,866	1,490,020
Camden Property Trust	3,500	366,940
Crown Castle, Inc.	5,461	730,900
Equinix, Inc.	2,210	1,593,498
Equity LifeStyle Properties, Inc.	12,857	863,090
Essex Property Trust, Inc.	5,749	1,202,346
Federal Realty Investment Trust	3,500	345,905
Hudson Pacific Properties, Inc.	34,630	230,290
Mid-America Apartment Communities, Inc.	5,550	838,272
Prologis, Inc.	28,664	3,576,407
Public Storage	6,092	1,840,637
Retail Opportunity Investments Corp.	10,200	142,392
Rexford Industrial Realty, Inc.	7,000	417,550
SBA Communications Corp.	2,600	678,782
Simon Property Group, Inc.	10,631	1,190,353
Sun Communities, Inc.	5,113	720,320
Ventas, Inc.	9,500	411,825
VICI Properties, Inc.	17,746	578,875
Welltower, Inc.	8,000	573,520
		19,366,254
Offices of Real Estate Agents and Brokers - 8.66%
Alexandria Real Estate Equities, Inc. (b)	10,130	1,272,226
Invitation Homes, Inc.	27,234	850,518
		2,122,744
Warehousing and Storage - 4.24%
Extra Space Storage, Inc.	6,386	1,040,471
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,482,771)		22,529,469

SHORT-TERM INVESTMENTS - 0.89%
U.S. Bank Money Market Deposit Account, 0.500% (c)	218,645	218,645
TOTAL SHORT-TERM INVESTMENTS (Cost $218,645)		218,645

Total Investments (Cost $22,558,445) - 99.72%		$24,457,010
Other Assets in Excess of Liabilities - 0.28%		69,123
TOTAL NET ASSETS - 100.00%		$24,526,133

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	All or a portion of this security is pledged as collateral as of March 31, 2023.
(c)	Seven day yield as of March 31, 2023.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange the Fund will use the price of the exchange, that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market”
means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”)
is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value
(“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosuresregarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023.

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks	$1,708,896	$-	$-	$1,708,896
Real Estate Investment Trusts	22,529,469	-	-	22,529,469
Short-Term Investments	218,645	-	-	218,645
Total Investments	$24,457,010	$-	$-	$24,457,010

For further detail on each asset class, see Schedule of Investments.

The Fund measures Level 3 activity as of the end of the period. For the period ended March 31, 2023, the Fund did not have any significant unobservable inputs
(Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.